Investment in Equity-Accounted Investees	12 Months Ended
Mar. 31, 2021
Equity Method Investments [Abstract]
Investment in Equity-Accounted Investees
8)	INVESTMENT IN EQUITY-ACCOUNTED INVESTEES

The Group has interests in a number of individually immaterial associates. The following table analyses, in aggregate the carrying amount of interests and share of loss in these associates.

	As at March 31
Particulars	2020	2021
Carrying amount of interests in associates	5,363	5,262

	For the year ended March 31
Particulars	2019	2020	2021
Company's share of loss in associates	(887)	(65)	(168)
Company's share of other comprehensive income in associates	—	—	—
Company's share of total comprehensive income in associates	(887)	(65)	(168)

a) HolidayIQ Pte. Ltd. (HolidayIQ)

In July 2015, the Company acquired approximately 30% stake in HolidayIQ which owns and operates holiday information portal www.HolidayIQ.com, a popular Indian travel community and holidays-planning recommendation engine for cash consideration of USD 15,200. Due to continuing losses being incurred in the operations of HolidayIQ along with absence of liquidity to support future operations, during the year ended March 31, 2019, the Company recognised an impairment loss of USD 9,926, representing the carrying amount of its investment as at March 31, 2019 in HolidayIQ. During the year ended March 31, 2020, the Company disposed off this investment for a cash consideration of USD 700 and recorded the gain in statement of profit or loss.